Offerings	Aug. 21, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contract
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 42,668,830.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,892.57
Offering Note	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $100,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Represents the portion of the $100,000,000 aggregate initial offering price registered hereunder that is not covered by unsold securities carried forward pursuant to Rule 415(a)(6) under the Securities Act ($100,000,000 less $57,331,170 of Carry Forward Securities equals $42,668,830). The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act at the fee rate in effect for the Commission's fiscal year 2026 of $138.10 per $1,000,000 (0.0001381). Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured. Warrants may represent rights to purchase debt securities, common stock, preferred stock or other securities registered hereunder. Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contract
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 57,331,170.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273546
Carry Forward Initial Effective Date	Aug. 23, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,317.89
Offering Note	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $100,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Warrants may represent rights to purchase debt securities, common stock, preferred stock or other securities registered hereunder. Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement. Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured. Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $57,331,170 of unsold securities (the "Unsold Securities") that were previously registered under the Registrant's Registration Statement on Form S-3 (File No. 333-273546), originally filed with the Commission on July 31, 2023 and declared effective on August 23, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered securities having an aggregate initial offering price of $75,000,000, in connection with which a filing fee of $8,265.00 was paid (calculated at the fiscal year 2023 fee rate of $110.20 per $1,000,000). A filing fee of $6,317.89, which represents the portion of the filing fee previously paid under the Prior Registration Statement that is associated with the Unsold Securities, is being carried forward and continues to be applied to the Unsold Securities registered hereunder. Accordingly, no additional filing fee is being paid with respect to the Unsold Securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.